Summary of Significant Accounting Policies (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Property, Plant and Equipment [Line Items]
Research under the grants		$ 89,281
Maximum [Member]
Property, Plant and Equipment [Line Items]
FDIC insured limits	$ 250,000
Research under the grants	$ 0